Warintza Project Financing - Schedule of Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Revenue [Abstract]
Balance, start of year
Advances	90,000
Interest expense	2,562
Foreign exchange	1,112
Balance, end of year	$ 93,674